Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	31
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$140,859,630.91	0.3361805	$121,643,167.97	0.2903178	$19,216,462.94
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$359,159,630.91	0.3066333	$339,943,167.97	0.2902272	$19,216,462.94

Weighted Avg. Coupon (WAC)	4.58%		4.58%
Weighted Avg. Remaining Maturity (WARM)	33.62		32.73
Pool Receivables Balance	$422,142,377.91		$399,077,825.88
Remaining Number of Receivables	43,510		42,411

Adjusted Pool Balance	$412,433,178.29		$389,957,783.04

III. COLLECTIONS

Principal:
Principal Collections	$22,559,919.69
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$496,364.66
Total Principal Collections	$23,056,284.35

Interest:
Interest Collections	$1,535,455.40
Late Fees & Other Charges	$35,481.29
Interest on Repurchase Principal	$-
Total Interest Collections	$1,570,936.69

Collection Account Interest	$1,840.78
Reserve Account Interest	$615.84
Servicer Advances	$-

Total Collections	$24,629,677.66

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	31
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$24,629,677.66
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$24,629,677.66

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$351,785.31		$351,785.31	$351,785.31
Collection Account Interest					$1,840.78
Late Fees & Other Charges					$35,481.29
Total due to Servicer					$389,107.38

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$113,861.53		$113,861.53
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$410,385.70		$410,385.70	$410,385.70

Available Funds Remaining:					$23,830,184.58

3. Principal Distribution Amount:					$19,216,462.94

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$19,216,462.94
Class A-4 Notes				$-
Class A Notes Total:		19,216,462.94		$19,216,462.94
Total Noteholders Principal				$19,216,462.94

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					4,613,721.64

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,709,199.62
Beginning Period Amount	$9,709,199.62
Current Period Amortization	$589,156.78
Ending Period Required Amount	$9,120,042.84
Ending Period Amount	$9,120,042.84
Next Distribution Date Required Amount	$8,553,025.70

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$53,273,547.38	$50,014,615.07	$50,014,615.07
Overcollateralization as a % of Adjusted Pool	12.92%	12.83%	12.83%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	March 2013
Distribution Date	04/15/13
Transaction Month	31
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.79%	41,896	98.45%	$392,898,811.83
30 - 60 Days	0.99%	420	1.26%	$5,024,152.68
61 - 90 Days	0.18%	76	0.25%	$997,423.05
91 + Days	0.04%	19	0.04%	$157,438.32
		42,411		$399,077,825.88
Total
Delinquent Receivables 61 + days past due	0.22%	95	0.29%	$1,154,861.37
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.20%	87	0.23%	$991,087.77
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.30%	134	0.37%	$1,623,117.83
Three-Month Average Delinquency Ratio	0.24%		0.30%

Repossession in Current Period		25		$282,317.18
Repossession Inventory		45		$206,335.07

Charge-Offs
Gross Principal of Charge-Off for Current Period				$504,632.34
Recoveries				$(496,364.66)
Net Charge-offs for Current Period				$8,267.68

Beginning Pool Balance for Current Period				$422,142,377.91

Net Loss Ratio				0.02%
Net Loss Ratio for 1st Preceding Collection Period				0.68%
Net Loss Ratio for 2nd Preceding Collection Period				0.16%
Three-Month Average Net Loss Ratio for Current Period				0.29%

Cumulative Net Losses for All Periods				$8,029,961.41
Cumulative Net Losses as a % of Initial Pool Balance				0.60%

Principal Balance of Extensions				$1,116,598.85
Number of Extensions				81

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